SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION BY AGING BUCKET (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
AccountsReceivableNoncurrentNonaccrualLineItem [Line Items]
Total gross accounts receivable	$ 11,719,890
Allowance for doubtful accounts	(707,149)	$ (13,520)
Accounts Receivable, net	11,012,741	$ 11,781,103
Subsequent Collection [Member]
AccountsReceivableNoncurrentNonaccrualLineItem [Line Items]
Total gross accounts receivable	$ 2,917,521
Percentage of subsequent collection	25.00%
Accounts Receivable, net	$ 2,917,521
% of account receivable subsequent collection	26.00%
Less than 3 Months [Member]
AccountsReceivableNoncurrentNonaccrualLineItem [Line Items]
Total gross accounts receivable	$ 4,353,164
Less than 3 Months [Member] | Subsequent Collection [Member]
AccountsReceivableNoncurrentNonaccrualLineItem [Line Items]
Total gross accounts receivable	$ 568,036
Percentage of subsequent collection	13.00%
From 4 to 6 Months [Member]
AccountsReceivableNoncurrentNonaccrualLineItem [Line Items]
Total gross accounts receivable	$ 2,569,282
From 4 to 6 Months [Member] | Subsequent Collection [Member]
AccountsReceivableNoncurrentNonaccrualLineItem [Line Items]
Total gross accounts receivable	$ 425.057
Percentage of subsequent collection	17.00%
From 7 to 9 Months [Member]
AccountsReceivableNoncurrentNonaccrualLineItem [Line Items]
Total gross accounts receivable	$ 3,358,650
From 7 to 9 Months [Member] | Subsequent Collection [Member]
AccountsReceivableNoncurrentNonaccrualLineItem [Line Items]
Total gross accounts receivable	$ 1,081,613
Percentage of subsequent collection	32.00%
From 10 to 12 Months [Member]
AccountsReceivableNoncurrentNonaccrualLineItem [Line Items]
Total gross accounts receivable	$ 3,488
From 10 to 12 Months [Member] | Subsequent Collection [Member]
AccountsReceivableNoncurrentNonaccrualLineItem [Line Items]
Total gross accounts receivable
Percentage of subsequent collection	0.00%
Over 1 Year [Member]
AccountsReceivableNoncurrentNonaccrualLineItem [Line Items]
Total gross accounts receivable	$ 1,435,306
Over 1 Year [Member] | Subsequent Collection [Member]
AccountsReceivableNoncurrentNonaccrualLineItem [Line Items]
Total gross accounts receivable	$ 842,815
Percentage of subsequent collection	59.00%